Intangible Liabilities/ Assets -Charter Agreements- Aggregate Amortization of Intangible Liabilities (Table) (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Intangible Liabilities- Charter Agreements
June 30, 2023	$ 23,120
June 30, 2024	6,179
June 30, 2025	2,383
June 30, 2026	274
Total	$ 31,956